UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust

(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924

(Address of principal executive offices)(zip code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1.  Statements of Investments.

Oppenheimer SteelPath MLP Select 40 Fund
STATEMENT OF INVESTMENTS – As of 08/29/2014*
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 107.8%

Coal — 1.5%
Alliance Holdings GP LP	298,174	$21,414,857
Alliance Resource Partners LP	603,650	30,037,624
Total Coal		51,452,481

Diversified — 11.2%
Enterprise Products Partners LP	3,760,962	152,807,886
ONEOK Partners LP	1,920,368	114,127,470
Williams Partners LP	2,358,996	125,050,378
Total Diversified		391,985,734

Exploration & Production — 0.2%
EV Energy Partners LP	142,543	5,958,297

Gathering/Processing — 29.9%
Access Midstream Partners LP	2,027,896	130,495,108
American Midstream Partners LP	46,475	1,385,420
Compressco Partners LP	799,080	21,567,169
Crestwood Midstream Partners LP	1,300,045	30,369,051
DCP Midstream Partners LP	2,221,575	125,696,713
Enable Midstream Partners LP	883,689	22,648,949
EnLink Midstream Partners LP	2,143,238	66,418,946
Exterran Partners LP	1,343,870	38,972,230
MarkWest Energy Partners LP	1,875,155	149,506,108
Midcoast Energy Partners LP 1	1,380,886	31,069,935
Regency Energy Partners LP	3,955,163	130,441,276
Summit Midstream Partners LP	1,292,326	71,439,781
Targa Resources Partners LP	1,210,397	90,053,537
Western Gas Equity Partners LP	494,173	29,625,671
Western Gas Partners LP	1,322,633	102,490,831
Total Gathering/Processing		1,042,180,725

Marine — 4.7%
GasLog Partners LP	447,735	14,923,008
Seadrill Partners LLC	2,125,397	73,389,958
Teekay LNG Partners LP	1,701,871	73,861,201
Total Marine		162,174,167

Natural Gas Pipelines — 21.6%
El Paso Pipeline Partners LP	2,314,523	96,191,576
Energy Transfer Equity LP	3,451,482	209,332,383
Energy Transfer Partners LP	2,324,521	133,543,731
EQT Midstream Partners LP	1,022,024	99,637,120
Spectra Energy Partners LP	1,770,850	100,920,742
Tallgrass Energy Partners LP	904,656	38,719,277
TC Pipelines LP	1,305,406	76,522,900
Total Natural Gas Pipelines		754,867,729

Petroleum Transportation — 38.7%
Buckeye Partners LP	1,680,817	132,784,543
Delek Logistics Partners LP	422,535	17,535,203
Enbridge Energy Partners LP	2,180,909	79,210,615
Genesis Energy LP	1,506,490	83,911,493
Global Partners LP	1,200,092	51,699,963
Holly Energy Partners LP	2,205,966	80,054,506
Magellan Midstream Partners LP	1,564,317	131,293,126
Martin Midstream Partners LP	887,889	34,876,280
MPLX LP	342,566	20,896,526
NGL Energy Partners LP	1,377,273	58,644,284
NuStar Energy LP	972,528	64,274,376
NuStar GP Holdings LLC	1,732,861	74,599,666

Oiltanking Partners LP	1,343,250	65,940,142
PBF Logistics LP	764,257	19,075,855
Plains All American Pipeline LP	2,570,640	154,058,455
Sunoco Logistics Partners LP	2,577,895	127,554,245
Susser Petroleum Partners LP 1	783,812	44,739,989
Tesoro Logistics LP	1,138,480	80,012,374
TransMontaigne Partners LP	690,679	30,389,876
Total Petroleum Transportation		1,351,551,517

Total Master Limited Partnership Shares (identified cost $2,342,350,532)		3,760,170,650

Common Stock — 6.1%
Diversified — 2.3%
TerraForm Power, Inc., Class A 2	49,965	1,560,907
Williams Cos., Inc.	1,337,180	79,481,979
Total Diversified		81,042,886

Marine — 3.8%
Dorian LPG, Ltd. 2	249,850	4,904,555
GasLog, Ltd.	1,483,480	37,546,879
Golar LNG Partners LP	1,749,158	66,607,937
Teekay Offshore Partners LP	695,674	24,515,552
Total Marine		133,574,923

Total Common Stock (identified cost $182,242,339)		214,617,809

Short-Term Investments — 0.5%
Money Market — 0.5%
Fidelity Treasury Portfolio , 0.010% 3	18,448,764	18,448,764

Total Short-Term Investments (identified cost $18,448,764)		18,448,764

Total Investments — 114.4% (identified cost $2,543,041,635)		3,993,237,223

Liabilities In Excess of Other Assets — (14.4)%		(503,576,534)

Net Assets -— 100.0%		$3,489,660,689

LLC- Limited Liability Company

LP – Limited Partnership

*	August 29, 2014 represents the last business day of the Fund’s quarterly period. See accompanying notes.

1.
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 29, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	29-Nov-13	Additions	Reductions	29-Aug-14
Midcoast Energy Partners LP	638,689	752,495	(10,298)	1,380,886
Susser Petroleum Partners LP	––	783,812	––	783,812

			Realized
	Value	Distributions	Gain/(Loss)
Midcoast Energy Partners LP	31,069,935	1,051,834	8,632
Susser Petroleum Partners LP	44,739,989	662,282	––

2.	Non-income producing.

3.	Variable rate security; the coupon rate represents the rate at August 29, 2014.

Oppenheimer SteelPath MLP Alpha Fund
STATEMENT OF INVESTMENTS – As of 08/29/2014*
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 106.0%

Diversified — 11.9%
Enterprise Products Partners LP	11,279,446	$458,283,891
ONEOK Partners LP	2,053,405	122,033,859
Westlake Chemical Partners LP 1	228,875	6,948,645
Williams Partners LP	459,500	24,358,095
Total Diversified		611,624,490

Gathering/Processing — 27.3%
Access Midstream Partners LP	3,832,518	246,622,533
DCP Midstream Partners LP	3,520,539	199,192,097
MarkWest Energy Partners LP	3,730,456	297,429,257
Regency Energy Partners LP	10,330,907	340,713,313
Summit Midstream Partners LP	1,142,546	63,159,943
Targa Resources Partners LP	2,325,192	172,994,285
Western Gas Partners LP	999,707	77,467,295
Total Gathering/Processing		1,397,578,723

Marine — 4.7%
Seadrill Partners LLC 2	6,719,624	232,028,617
Transocean Partners LLC 1	366,400	10,446,064
Total Marine		242,474,681

Natural Gas Pipelines — 21.8%
Energy Transfer Equity LP	6,028,208	365,610,815
Energy Transfer Partners LP	2,985,182	171,498,706
EQT Midstream Partners LP	1,741,691	169,797,456
Spectra Energy Partners LP	1,984,100	113,073,859
TC Pipelines LP 2	5,086,312	298,159,609
Total Natural Gas Pipelines		1,118,140,445

Petroleum Transportation — 40.3%
Buckeye Partners LP	3,150,179	248,864,141
Genesis Energy LP	2,055,731	114,504,217
Holly Energy Partners LP 2	3,010,509	109,251,372
Magellan Midstream Partners LP	4,390,106	368,461,596
NGL Energy Partners LP 2	4,718,671	200,921,011
NuStar Energy LP	318,655	21,059,909
NuStar GP Holdings LLC 2	2,312,311	99,544,988
Plains All American Pipeline LP	6,451,109	386,614,962
Sunoco Logistics Partners LP	6,774,318	335,193,255
Tesoro Logistics LP	1,621,604	113,966,329
TransMontaigne Partners LP 2	1,515,624	66,687,456
Total Petroleum Transportation		2,065,069,236

Total Master Limited Partnership Shares (identified cost $3,780,797,840)		5,434,887,575

Common Stock — 5.6%
Diversified — 5.6%
ONEOK, Inc.	2,452,863	172,190,983
Williams Cos., Inc.	1,895,139	112,647,062
Total Diversified		284,838,045

Total Common Stock (identified cost $241,509,427)		284,838,045

Short-Term Investments — 0.7%
Money Market — 0.7%
Fidelity Treasury Portfolio, 0.010% 3	34,848,343	34,848,343,

Total Short-Term Investments (identified cost $34,848,343)		34,848,343

Total Investments — 112.3% (identified cost $4,057,155,610)		5,754,573,963

Liabilities In Excess of Other Assets — (12.3)%		(627,987,397)

Net Assets -— 100.0%		$5,126,586,566

LLC- Limited Liability Company

LP – Limited Partnership

*	August 29, 2014 represents the last business day of the Fund’s quarterly period. See accompanying notes.

1.	Non-income producing.

2.
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 29, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer.  Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	29-Nov-13	Additions	Reductions	29-Aug-14
Holly Energy Partners LP	3,241,053	-	(230,544)	3,010,509
NGL Energy Partners LP	1,920,000	2,812,856	(14,185)	4,718,671
Nustar GP Holdings LLC	-	2,312,311	-	2,312,311
Seadrill Partners LLC	-	6,719,624	-	6,719,624
TC Pipelines LP	3,098,783	1,987,529	-	5,086,312
TransMontaigne Partners LP	1,596,745	77,156	(158,277)	1,515,624

			Realized
	Value	Distributions	Gain/(Loss)
Holly Energy Partners LP	109,251,372	4,815,773	909,720
NGL Energy Partners LP	200,921,011	5,535,118	(24,813)
Nustar GP Holdings LLC	99,544,988	2,052,817	-
Seadrill Partners LLC	232,028,617	7,674,476	-
TC Pipelines LP	298,159,609	10,531,058	-
TransMontaigne Partners LP	66,687,456	3,158,179	522,647

3.	Variable rate security; the coupon rate represents the rate at Aug 29, 2014.

Oppenheimer SteelPath MLP Income Fund
STATEMENT OF INVESTMENTS – As of 08/29/2014*
(Unaudited)

Description	Shares or Principal Amount	Fair Value

Master Limited Partnership Shares — 102.4%

Coal — 0.1%
Foresight Energy LP	219,600	$4,170,204

Diversified — 8.1%
Williams Partners LP	7,169,931	380,078,042

Gathering/Processing — 27.4%
American Midstream Partners LP 1	1,066,830	31,802,202
Compressco Partners LP 1	1,668,990	45,046,040
Crestwood Midstream Partners LP 1	10,410,557	243,190,612
EnLink Midstream Partners LP	5,747,331	178,109,788
Exterran Partners LP 1	5,163,704	149,747,416
Midcoast Energy Partners LP 1	3,100,729	69,766,402
Regency Energy Partners LP	11,625,023	383,393,259
Southcross Energy Partners LP 1	2,414,581	53,386,386
Targa Resources Partners LP	570,751	42,463,874
USA Compression Partners LP 1	3,306,831	86,506,699
Total Gathering/Processing		1,283,412,678

Marine — 6.8%
Dynagas LNG Partners LP	792,184	19,162,931
GasLog Partners LP 2	123,844	4,127,721
Golar LNG Partners LP	878,243	33,443,493
KNOT Offshore Partners LP	612,153	17,170,892
Seadrill Partners LLC	984,618	33,998,860
Teekay LNG Partners LP	3,368,636	146,198,802
Teekay Offshore Partners LP	1,887,356	66,510,425
Total Marine		320,613,124

Natural Gas Pipelines — 23.5%
El Paso Pipeline Partners LP	9,543,850	396,642,406
Energy Transfer Equity LP	1,546,332	93,785,036
Energy Transfer Partners LP	6,694,489	384,598,393
TC Pipelines LP 1	3,821,552	224,019,378
Total Natural Gas Pipelines		1,099,045,213

Petroleum Transportation — 30.3%
Arc Logistics Partners LP 1	1,605,368	41,819,836
Buckeye Partners LP	2,232,244	176,347,276
Enbridge Energy Partners LP	11,135,998	404,459,447
Global Partners LP 1	1,855,665	79,942,048
Holly Energy Partners LP	915,162	33,211,229
Lehigh Gas Partners LP 1	1,397,422	50,572,702
Martin Midstream Partners LP 1	3,373,563	132,513,555
NGL Energy Partners LP	2,577,844	109,764,598
NuStar Energy LP 1	5,120,731	338,429,112
Sprague Resources LP 1	1,085,983	28,289,857
TransMontaigne Partners LP	560,614	24,667,016
Total Petroleum Transportation		1,420,016,676

Propane — 6.2%
Amerigas Partners LP	2,239,020	103,599,455
Ferrellgas Partners LP	2,917,125	83,138,063
Suburban Propane Partners LP	2,362,889	105,077,674
Total Propane		291,815,192

Total Master Limited Partnership Shares (identified cost $3,652,428,900)		4,799,151,129

Common Stock — 1.9%
Diversified — 0.1%
Abengoa Yield PLC 2	148,500	5,956,335
Total Diversified		5,956,335

Marine — 0.4%
North Atlantic Drilling, Ltd.	1,929,407	21,146,301

Petroleum Transportation — 1.4%
Enbridge Energy Management LLC 2	1,779,000	63,723,791

Total Common Stock (identified cost $70,182,577)		90,826,427

Preferred Stock — 0.4%
Marine — 0.4%
Teekay Offshore Partners, 7.25%	766,550	19,478,036

Total Preferred Stocks (identified cost $19,163,750)		19,478,036

Private Investment in Public Equity — 0.5%
Gathering/Processing — 0.5%
American Midstream Pipe Units 2,3	898,468	23,279,306

Total Private Investment in Public Equity (identified cost $23,187,213)		23,279,306

Short-Term Investments — 3.2%
Money Market — 3.2%
Fidelity Treasury Portfolio , 0.010% 4	149,386,499	149,386,499

Total Short-Term Investments (identified cost $149,386,499)		149,386,499

Total Investments — 108.4% (identified cost $3,914,348,939)		5,082,121,397

Liabilities In Excess of Other Assets — (8.4)%		(395,189,173)

Net Assets -— 100.0%		$4,686,932,224

LLC -— Limited Liability Company

LP -— Limited Partnership

*	August 29, 2014 represents the last business day of the Fund’s quarterly period. See accompanying notes.

1.
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 29, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer.  Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	29-Nov-13	Additions	Reductions	29-Aug-14
American Midstream Partners LP	693,030	373,800	-	1,066,830
Arc Logistics Partners LP	1,029,058	576,310	-	1,605,368
Compressco Partners LP	429,990	1,239,000	-	1,668,990
Crestwood Midstream Partners LP	7,219,221	3,191,336	-	10,410,557
Exterran Partners LP	4,159,600	1,004,104	-	5,163,704
Global Partners LP	1,855,665	-	-	1,855,665
Lehigh Gas Partners LP	1,127,152	270,270	-	1,397,422
Martin Midstream Partners LP	2,415,455	958,108	-	3,373,563
Midcoast Energy Partners LP	2,728,741	371,988	-	3,100,729
Nustar Energy LP	1,354,619	3,766,112	-	5,120,731
Southcross Energy Partners LP	913,305	1,501,276	-	2,414,581
Sprague Resources LP	493,500	592,483	-	1,085,983
TC Pipelines LP	3,513,024	308,528	-	3,821,552
USA Compression Partners LP	2,650,571	656,260	-	3,306,831

			Realized
	Value	Distributions	Gain/(Loss)
American Midstream Partners LP	31,802,202	1,469,558	-
Arc Logistic Partners LP	41,819,836	1,526,700	-
Compressco Partners	45,046,040	-	-
Creastwood Midstream Partners LP	243,190,612	10,962,021	-
Exterran Partners LP	149,747,416	7,828,567	-
Global Partners LP	79,942,048	3,479,372	-
Lehigh Gas Partners LP	50,572,702	2,162,511	-
Martin Midstream Partners LP	132,513,555	7,230,604	-
Midcoast Energy Partners	69,766,403	2,492,800	-
Nustar Energy LP	338,429,112	11,419,592	-
Southcross Energy Partners LP	53,386,386	2,200,366	-
Sprague Resources LP	28,289,857	1,092,466	-
TC Pipelines LP	224,019,378	9,336,308	-
USA Compression Partners LP	86,506,699	4,224,469	-

2.	Non-income producing.

3.
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.  These securities have been determined to be liquid under the guidelines established by the Board of Trustees.  These securities, acquired on August 18, 2014 for $23,187,213 amount to $23,279,306 or 0.5% of the Fund’s net assets as of August 29, 2014.

4.	Variable rate security; the coupon rate represents the rate at August 29, 2014.

Oppenheimer SteelPath MLP Alpha Plus Fund
STATEMENT OF INVESTMENTS – As of 08/29/2014*
(Unaudited)

Description	Shares	Fair Value

Master Limited Partnership Shares — 130.9%

Diversified — 14.8%
Enterprise Products Partners LP 1	1,053,622	$42,808,662
ONEOK Partners LP 1	191,807	11,399,090
Westlake Chemical Partners LP 2	21,380	649,097
Williams Partners LP 1	41,266	2,187,510
Total Diversified		57,044,359

Gathering/Processing — 33.6%
Access Midstream Partners LP 1	353,482	22,746,567
DCP Midstream Partners LP 1	324,397	18,354,382
MarkWest Energy Partners LP 1	348,463	27,782,955
Regency Energy Partners LP 1	956,087	31,531,749
Summit Midstream Partners LP 1	106,722	5,899,592
Targa Resources Partners LP 1	217,194	16,159,234
Western Gas Partners LP 1	93,382	7,236,171
Total Gathering/Processing		129,710,650

Marine — 5.8%
Seadrill Partners LLC 1	627,682	21,673,860
Transocean Partners LLC 2	34,225	975,755
Total Marine		22,649,615

Natural Gas Pipelines — 27.0%
Energy Transfer Equity LP 1	563,096	34,151,772
Energy Transfer Partners LP 1	273,861	15,733,314
EQT Midstream Partners LP 1	162,695	15,861,136
Spectra Energy Partners LP 1	185,337	10,562,356
TC Pipelines LP 1	475,120	27,851,534
Total Natural Gas Pipelines		104,160,112

Petroleum Transportation — 49.7%
Buckeye Partners LP 1	288,999	22,830,921
Genesis Energy LP 1	192,031	10,696,127
Holly Energy Partners LP 1	280,712	10,187,039
Magellan Midstream Partners LP 1	406,008	34,076,251
NGL Energy Partners LP 1	442,173	18,827,726
NuStar Energy LP	29,537	1,952,100
NuStar GP Holdings LLC 1	212,656	9,154,841
Plains All American Pipeline LP 1	602,605	36,114,118
Sunoco Logistics Partners LP 1	632,798	31,310,845
Tesoro Logistics LP 1	146,304	10,282,245
TransMontaigne Partners LP 1	141,573	6,229,212
Total Petroleum Transportation		191,661,425

Total Master Limited Partnership Shares (identified cost $388,160,568)		505,226,161

Common Stock — 6.9%
Diversified — 6.9%
ONEOK, Inc. 1	229,121	16,084,294
Williams Cos., Inc.	175,450	10,428,748
Total Diversified		26,513,042

Total Common Stock (identified cost $22,822,161)		26,513,042

Short-Term Investments — 0.6%
Money Market — 0.6%
Fidelity Treasury Portfolio, 0.010% 3	2,168,868	2,168,868

Total Short-Term Investments (identified cost $2,168,868)		2,168,868

Total Investments — 138.4% (identified cost $413,151,597)		533,908,071

Liabilities In Excess of Other Assets — (38.4)%		(148,016,747)

Net Assets -— 100.0%		$385,891,324

LLC- Limited Liability Company

LP – Limited Partnership

*	August 29, 2014 represents the last business day of the Fund’s quarterly period. See accompanying notes.

1.
As of August 29, 2014, all or a portion of the security has been pledged as collateral for a Fund loan.  The market value of the securities in the pledged account totaled $237,641,964 as of August 29, 2014.  The loan agreement requires continuous collateral whether the loan has a balance or not.

2.	Non-income producing.

3.	Variable rate security; the coupon rate represents the rate at August 29, 2014.

Oppenheimer SteelPath MLP Funds Trust
STATEMENTS OF INVESTMENTS August 29, 2014 (Unaudited)*

Notes to Statements of Investments

Quarterly Periods.  The last day of the Funds’ quarterly period was the last day the New York Stock Exchange was open for trading.  The Funds financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions.  The last day of the Funds’ fiscal year was the last day the New York Stock Exchange was open for trading.  The Funds financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions.

Master Limited Partnerships (“MLPs”).  MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of a MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk Under normal circumstances, the Fund intends to invest at least 90% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

Securities Valuation

The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Funds’ Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Funds’ Board at the next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

*	August 29, 2014 represents the last business day of the Fund's quarterly period.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities
Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

•
Level 2 — inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$3,760,170,650	$-	$-	$3,760,170,650
Common Stock	214,617,809	-	-	214,617,809
Short-Term Investments	18,448,764	-	-	18,448,764
Total	$3,993,237,223	$-	$-	$3,993,237,223

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$5,434,887,575	$-	$-	$5,434,887,575
Common Stock	284,838,045	-	-	284,838,045
Short-Term Investments	34,848,343	-	-	34,848,343
Total	$5,754,573,963	$-	$-	$5,754,573,963

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$4,799,151,129	$-	$-	$4,799,151,129
Common Stock	90,826,427	-	-	90,826,427
Preferred Stock	19,478,036			19,478,036
Private Investment in Public Equity	-	23,279,306	-	23,279,306
Short-Term Investments	149,386,499	-	-	149,386,499
Total	$5,058,842,091	$23,279,306	$-	$5,082,121,397

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$505,226,161	$-	$-	$505,226,161
Common Stock	26,513,042	-	-	26,513,042
Short-Term Investments	2,168,868	-	-	2,168,868
Total	$533,908,071	$-	$-	$533,908,071

The Funds did not hold any Level 3 securities during the period ended August 29, 2014.

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

There have been no transfers between pricing levels for any of the Funds.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended August 29, 2014, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At August 29, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP
	Select 40	Alpha
Federal tax cost of securities	$2,341,510,204	$3,862,989,395
Gross unrealized appreciation	$1,654,789,922	$1,891,852,873
Gross unrealized depreciation	(3,062,903)	(268,305)
Net Unrealized Appreciation/(Depreciation) on Investments	$1,651,727,019	$1,891,584,568

	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP
	Income	Alpha Plus
Federal tax cost of securities	$3,719,438,737	$401,892,164
Gross unrealized appreciation	$1,367,213,556	$132,139,450
Gross unrealized depreciation	(4,530,895)	(123,543)
Net Unrealized Appreciation/(Depreciation) on Investments	$1,362,682,661	$132,015,907

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 8/29/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)
There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ Arther P. Steinmetz
By: Arther P. Steinmetz
Principal Executive Officer
Date	10/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Arther P. Steinmetz
By: Arther P. Steinmetz
Principal Executive Officer
Date	10/9/14

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	10/9/14